Retained Earnings and Accumulated Other Comprehensive Income or Loss	12 Months Ended
Dec. 31, 2024
Retained Earnings and Accumulated Other Comprehensive Income or Loss
Retained Earnings and Accumulated Other Comprehensive Income or Loss
18.	Retained Earnings and Accumulated Other Comprehensive Income or Loss

(a)   Retained Earnings:

					Net Income
	Legal		Unappropriated		(Loss)		Retained
	Reserve		Earnings		for the Year		Earnings
Balance at January 1, 2023	Ps.	2,139,007		84,202,672		44,712,180		131,053,859
Appropriation of net income relating to 2022		—		44,712,180		(44,712,180)		—
Dividends		—		(1,027,354)		—		(1,027,354)
Sale of repurchased shares		—		(692,062)		—		(692,062)
Cancellation of sale of shares		—		79,196		—		79,196
Share-based compensation		—		748,500		—		748,500
Shares cancellation		—		(1,339,107)		—		(1,339,107)
Net loss attributable to stockholders of the Company		—		—		(8,422,730)		(8,422,730)
Balance at December 31, 2023		2,139,007		126,684,025		(8,422,730)		120,400,302
Spun-off Businesses to Ollamani		(340,623)		(5,560,995)		—		(5,901,618)
Appropriation of net income relating to 2023		—		(8,422,730)		8,422,730		—
Dividends		—		(1,018,954)		—		(1,018,954)
Sale of repurchased shares		—		736,165		—		736,165
Cancellation of sale of shares		—		1,636,187		—		1,636,187
Share-based compensation		—		488,832		—		488,832
Shares cancellation		—		(336,213)		—		(336,213)
Acquisition of non-controlling interests in Sky		—		4,301,921		—		4,301,921
Net loss attributable to stockholders of the Company		—		—		(8,265,520)		(8,265,520)
Balance at December 31, 2024	Ps.	1,798,384	Ps.	118,508,238	Ps.	(8,265,520)	Ps.	112,041,102

In accordance with Mexican law, the legal reserve must be increased by 5% of annual net profits until it reaches 20% of the capital stock amount. As of December 31, 2024 and 2023, the Company’s legal reserve amounted to Ps. 1,798,384 and Ps. 2,139,007, respectively, and was classified into retained earnings in consolidated equity. As the legal reserve reached 20% of the capital stock amount, no additional increases were required in 2024, 2023 and 2022. This reserve is not available for dividends but may be used to reduce a deficit or may be transferred to stated capital. Other appropriations of profits require the vote of the Company’s stockholders.

In April 2022, the Company’s stockholders approved the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A,” “B,” “D” and “L” Shares, not in the form of a CPO unit, which was paid in cash in May 2022, in the aggregate amount of Ps.1,053,392.

In April 2023, the Company’s stockholders approved the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A,” “B,” “D” and “L” Shares, not in the form of a CPO unit, which was paid in cash in May 2023, in the aggregate amount of Ps.1,027,354.

In April 2024, the Company’s stockholders approved the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A,” “B,” “D” and “L” Shares, not in the form of a CPO unit, which was paid in cash in May 2024, in the aggregate amount of Ps.1,018,954.

Dividends, either in cash or in other forms, paid by the Mexican companies in the Group will be subject to income tax if the dividends are paid from earnings that have not been subject to Mexican income tax computed on an individual company basis under the provisions of the Mexican Income Tax Law. In this case, dividends will be taxable by multiplying such dividends by a 1.4286 factor and applying to the resulting amount the income tax rate of 30%. This income tax will be paid by the company paying the dividends.

In addition, the entities that distribute dividends to its stockholders who are individuals or foreign residents must withhold 10% thereof for income tax purposes, which will be paid in Mexico. The foregoing will not be applicable when distributed dividends arise from the “taxed net earnings account” computed on an individual company basis generated through December 31, 2013.

As of December 31, 2024, cumulative earnings that have been subject to income tax and can be distributed by the Company free of Mexican income tax amounted to Ps.94,198,753.

(b)   Accumulated Other Comprehensive Income or Loss:

							Exchange		Remeasurement		Derivative		Share of
					Exercised		Differences on		of Post-		Financial		Income
			Other		Warrants for		Translating		Employment		Instruments		of Associates
	Open-Ended		Equity		Common Stock		Foreign		Benefit		Cash Flow		and Joint		Income
	Fund		Instruments		of UHI (1)		Operations		Obligations		Hedges		Ventures		Taxes		Total
Accumulated at January 1, 2023	Ps.	1,373,185	Ps.	(391,611)	Ps.	(23,602,220)	Ps.	810,294	Ps.	(908,411)	Ps.	407,900	Ps.	4,354,812	Ps.	7,132,173	Ps.	(10,823,878)
Changes in other comprehensive (loss) or income		(741)		(698,903)		—		(711,843)		81,616		(287,536)		4,278,531		(1,704,039)		957,085
Accumulated at December 31, 2023		1,372,444		(1,090,514)		(23,602,220)		98,451		(826,795)		120,364		8,633,343		5,428,134		(9,866,793)
Changes in other comprehensive (loss) or income		(66,098)		(202,208)		—		285,502		(51,684)		1,857,456		(7,061,676)		2,222,726		(3,015,982)
Accumulated at December 31, 2024	Ps.	1,306,346	Ps.	(1,292,722)	Ps.	(23,602,220)	Ps.	383,953	Ps.	(878,479)	Ps.	1,977,820	Ps.	1,571,667	Ps.	7,650,860	Ps.	(12,882,775)

(1)	On December 29, 2020, the Group exercised its former investment in warrants issued by UHI, the predecessor company of TelevisaUnivision, for common stock of UHI.